Revenues and Contract Costs	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenues and Contract Costs

Note 2. Revenue and Contract Costs
We earn revenue from contracts with customers, primarily through the provision of telecommunications and other services and through the sale of wireless equipment. These services include a variety of communication and connectivity services for our Consumer and Business customers including other carriers that use our facilities to provide services to their customers, as well as professional and integrated managed services for our large enterprises and government customers. We account for these revenues under Topic 606, which we adopted on January 1, 2018, using the modified retrospective approach. We also earn revenues that are not accounted for under Topic 606 from leasing arrangements (such as those for towers and equipment), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent.
We applied the new revenue recognition standard to customer contracts not completed at the date of initial adoption. For incomplete contracts that were modified before the date of adoption, the Company elected to use the practical expedient available under the modified retrospective method, which allows us to aggregate the effect of all modifications when identifying satisfied and unsatisfied performance obligations, determining the transaction price and allocating transaction price to the satisfied and unsatisfied performance obligations for the modified contract at transition. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while amounts reported for prior periods have not been adjusted and continue to be reported under accounting standards in effect for those periods.
Prior to the adoption of Topic 606, we were required to limit the revenue recognized when a wireless device was sold to the amount of consideration that was not contingent on the provision of future services, which was typically limited to the amount of consideration received from the customer at the time of sale. Under Topic 606, the total consideration in the contract is allocated between wireless equipment and service based on their relative standalone selling prices. This change primarily impacts our arrangements that include sales of wireless devices at subsidized prices in conjunction with a fixed-term plan, also known as the subsidy model, for service. Accordingly, under Topic 606, generally more equipment revenue is recognized upon sale of the equipment to the customer and less service revenue is recognized over the contract term than was previously recognized under the prior "Revenue Recognition" (Topic 605) standard. At the time the equipment is sold, this allocation results in the recognition of a contract asset equal to the difference between the amount of revenue recognized and the amount of consideration received from the customer. As of January 2017, we no longer offer Consumer customers new fixed-term plans with subsidized equipment pricing; however, we continue to offer fixed-term plans to our Business customers. At December 31, 2018 and December 31, 2017, approximately 14% and 19% of retail postpaid connections were under fixed-term plans, respectively.

Topic 606 also requires the deferral of incremental costs incurred to obtain a customer contract, which are then amortized to expense, as a component of Selling, general and administrative expense, over the respective periods of expected benefit. As a result, a significant amount of our sales commission costs, which were historically expensed as incurred under our previous accounting, relating to our contracts to provide wireless and wireline services, are now deferred and amortized under Topic 606.

Finally, under Topic 605, at the time of the sale of a device, we imputed risk adjusted interest on the device payment plan agreement receivables. We recorded the imputed interest as a reduction to the related accounts receivable and interest income was recognized over the financed device payment term. Under Topic 606, while there continues to be a financing component in both the fixed-term plans and device payment plans, also known as the installment model, we have determined that this financing component for our customer classes in the direct channels for wireless devices are not significant and therefore we no longer impute interest for these contracts. This change results in additional revenue recognized upon the sale of wireless devices and no interest income recognized over the device payment term.

A reconciliation of the adjustments from the adoption of Topic 606 relative to Topic 605 on certain impacted financial statement line items in our consolidated statements of income and balance sheet were as follows:

	December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Operating Revenues
Service revenues and other	$108,605	$109,964	$(1,359)
Wireless equipment revenues	22,258	20,474	1,784
Total Operating Revenues	130,863	130,438	425

Cost of services (exclusive of items shown below)	32,185	32,240	(55)
Cost of wireless equipment	23,323	23,189	134
Selling, general and administrative expense	31,083	32,588	(1,505)

Equity in losses of unconsolidated businesses	(186)	(187)	1
Income Before Provision For Income Taxes	19,623	17,771	1,852
Provision for income taxes	(3,584)	(3,104)	(480)
Net Income	$16,039	$14,667	$1,372

Net income attributable to noncontrolling interests	$511	$481	$30
Net income attributable to Verizon	15,528	14,186	1,342
Net Income	$16,039	$14,667	$1,372

	December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Assets
Current assets
Accounts receivable, net of allowance	$25,102	$24,759	$343
Prepaid expenses and other	5,453	2,902	2,551

Investments in unconsolidated businesses	671	668	3
Other assets	11,717	9,631	2,086

Liabilities and Equity
Current liabilities
Accounts payable and accrued liabilities	22,501	21,727	774
Other current liabilities	8,239	8,805	(566)

Deferred income taxes	33,795	33,082	713
Other liabilities	13,922	14,166	(244)

Equity
Retained earnings	43,542	39,310	4,232
Noncontrolling interests	1,565	1,491	74

Revenue by Category
We have two reportable segments that we operate and manage as strategic business units, Consumer and Business. Revenue is disaggregated by products and services within Consumer, and customer groups (Global Enterprise, Small and Medium Business, Public Sector and Other, and Wholesale) within Business. See Note 13 for additional information on revenue by segment.

Corporate and other includes the results of our media business, Verizon Media and other businesses. Verizon Media generated revenues from contracts with customers under Topic 606 of approximately $7.7 billion for the year ended December 31, 2018.

We also earn revenues, that are not accounted for under Topic 606, from leasing arrangements (such as towers and equipment), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent. Revenues from arrangements that were not accounted for under Topic 606 were approximately $4.5 billion for the year ended December 31, 2018.

Remaining Performance Obligations
When allocating the total contract transaction price to identified performance obligations, a portion of the total transaction price may relate to service performance obligations which were not satisfied or are partially satisfied as of the end of the reporting period. Below we disclose information relating to these unsatisfied performance obligations. We have elected to apply the practical expedient available under Topic 606 that provides the option to exclude the expected revenues arising from unsatisfied performance obligations related to contracts that have an original expected duration of one year or less. This situation primarily arises with respect to certain month-to-month service contracts. At December 31, 2018, month-to-month service contracts represented approximately 86% of our wireless postpaid contracts and 56% of our wireline
Consumer and Small and Medium Business contracts.

Additionally, certain contracts provide customers the option to purchase additional services. The fees related to these additional services are recognized when the customer exercises the option (typically on a month-to-month basis).

Contracts for wireless services are generally either month-to-month and cancellable at any time (typically under a device payment plan) or contain terms ranging from greater than one month up to two years (typically under a fixed-term plan). Additionally, customers may incur charges based on usage or additional optional services in conjunction with entering into a contract that can be cancelled at any time and therefore are not included in the transaction price. The transaction price allocated to service performance obligations, which are not satisfied or are partially satisfied as of the end of the reporting period, are generally related to our fixed-term plans.

Our Consumer group customers also include other telecommunications companies who utilize Verizon's networks to resell wireless service to their respective end customers. Reseller arrangements generally include a stated contract term, which typically extend longer than two years. These arrangements generally include an annual minimum revenue commitment over the term of the contract for which revenues will be recognized in future periods.

Consumer customer contracts for wireline services generally have a service term of two years; however, this term may be shorter at one year or month-to-month. Certain contracts with Business customers for wireline services extend into future periods, contain fixed monthly fees and usage-based fees, and can include annual commitments per each year of the contract or commitments over the entire specified contract term; however, a significant number of contracts for wireline services with our Business customers have a contract term that is twelve months or less.

Furthermore, there are certain contracts with Business customers for wireline services that have a contractual minimum fee over the total contract term. We cannot predict the time period when revenue will be recognized related to those contracts; thus, they are excluded from the time bands below. These contracts have varying terms spanning over five years ending in June 2023 and have aggregate contract minimum payments totaling $3.9 billion.

At December 31, 2018, the transaction price related to unsatisfied performance obligations for total wireless and wireline revenue contracts expected to be recognized for 2019, 2020 and thereafter was $18.6 billion, $8.7 billion and $3.0 billion, respectively.

Accounts Receivable and Contract Balances
The timing of revenue recognition may differ from the time of billing to our customers. Receivables presented in our consolidated balance sheet represent an unconditional right to consideration. Contract balances represent amounts from an arrangement when either Verizon has performed, by transferring goods or services to the customer in advance of receiving all or partial consideration for such goods and services from the customer, or the customer has made payment to Verizon in advance of obtaining control of the goods and/or services promised to the customer in the contract.

Contract assets primarily relate to our rights to consideration for goods or services provided to customers but for which we do not have an unconditional right at the reporting date. Under a fixed-term plan, total contract revenue is allocated between wireless service and equipment revenues, as discussed above. In conjunction with these arrangements, a contract asset is created, which represents the difference between the amount of equipment revenue recognized upon sale and the amount of consideration received from the customer when the performance obligation related to the transfer of control of the equipment is satisfied. The contract asset is reclassified to accounts receivable as wireless services are provided and billed. We have the right to bill the customer as service is provided over time, which results in our right to the payment being unconditional. The contract asset balances are presented in our consolidated balance sheet as Prepaid expenses and other and Other assets. We assess our contract assets for impairment on a quarterly basis and will recognize an impairment charge to the extent their carrying amount is not recoverable. The impairment charge related to contract assets was $0.1 billion for the year ended December 31, 2018, and is included in Other in the table below.

Contract liabilities arise when we bill our customers and receive consideration in advance of providing the goods or services promised in the contract. We typically bill service one month in advance, which is the primary component of the contract liability balance. Contract liabilities are recognized as revenue when services are provided to the customer. The contract liability balances are presented in our consolidated balance sheet as Other current liabilities and Other liabilities.

The following table presents information about receivables from contracts with customers:

	At January 1,	At December 31,
(dollars in millions)	2018	2018
Receivables(1)	$12,073	$12,104
Device payment plan agreement receivables(2)	1,461	8,940

(1)
Balances do not include receivables related to the following contracts: leasing arrangements (such as towers and equipment), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent.

(2)
Included in device payment plan agreement receivables presented in Note 8. Balances do not include receivables related to contracts completed prior to January 1, 2018 and receivables derived from the sale of equipment on a device payment plan through an authorized agent.

The following table represents significant changes in the contract assets balance:

(dollars in millions)	Contract Assets
Balance at January 1, 2018	$38
Opening balance sheet adjustment related to Topic 606 adoption	1,132
Adjusted opening balance, January 1, 2018	1,170
Increase resulting from new contracts	1,583
Contract assets reclassified to a receivable or collected in cash	(1,575)
Other	(175)
Balance at December 31, 2018	$1,003

The following table represents significant changes in the contract liabilities balance:

(dollars in millions)	Contract Liabilities
Balance at January 1, 2018(1)	$5,086
Opening balance sheet adjustments related to Topic 606 adoption	(634)
Adjusted opening balance, January 1, 2018	4,452
Net increase in contract liabilities	4,446
Revenue recognized related to contract liabilities existing at January 1, 2018	(3,923)
Other	(32)
Balance at December 31, 2018	$4,943

(1)
Prior to the adoption of Topic 606, liabilities related to contracts with customers included advanced billings and deferred revenue, which was included within Other current liabilities and Other liabilities in our consolidated balance sheet at December 31, 2017.

The balance of contract assets and contract liabilities recorded in our consolidated balance sheet were as follows:

At December 31,
(dollars in millions)	2018
Assets
Prepaid expenses and other	$757
Other assets	246
Total	$1,003

Liabilities
Other current liabilities	$4,207
Other liabilities	736
Total	$4,943

Contract Costs
As discussed in Note 1, Topic 606 requires the recognition of an asset for incremental costs to obtain a customer contract, which are then amortized to expense, over the respective periods of expected benefit. We recognize an asset for incremental commission expenses paid to internal sales personnel and agents in conjunction with obtaining customer contracts. We only defer these costs when we have determined the commissions are, in fact, incremental and would not have been incurred absent the customer contract. Costs to obtain a contract are amortized and recorded ratably as commission expense over the period representing the transfer of goods or services to which the assets relate. Costs to obtain wireless contracts are amortized over both of our Consumer and Business customers' estimated device upgrade cycles, as such costs are typically incurred each time a customer upgrades. Costs to obtain wireline contracts are amortized as expense over the estimated customer relationship period for our Consumer customers. Incremental costs to obtain wireline contracts for our Business customers are insignificant. These costs are recorded in Selling, general and administrative expense.

We also defer costs incurred to fulfill contracts that: (1) relate directly to the contract; (2) are expected to generate resources that will be used to satisfy our performance obligation under the contract; and (3) are expected to be recovered through revenue generated under the contract. Contract fulfillment costs are expensed as we satisfy our performance obligations and recorded to Cost of services. These costs principally relate to direct costs that enhance our wireline business resources, such as costs incurred to install circuits.

We determine the amortization periods for our costs incurred to obtain or fulfill a customer contract at a portfolio level due to the similarities within these customer contract portfolios.

Other costs, such as general costs or costs related to past performance obligations, are expensed as incurred.

Collectively, costs to obtain a contract and costs to fulfill a contract are referred to as Deferred contract costs, and amortized over a 2 to 5-year period. Deferred contract costs are classified as current or non-current within Prepaid expenses and other and Other assets, respectively. The balances of Deferred contract costs included in our consolidated balance sheet were as follows:

At December 31,
(dollars in millions)	2018
Assets
Prepaid expenses and other	$2,083
Other assets	1,812
Total	$3,895

For the year ended December 31, 2018, we recognized expense of $2.0 billion, associated with the amortization of Deferred contract costs, primarily within Selling, general and administrative expense in our consolidated statements of income.

We assess our Deferred contract costs for impairment on a quarterly basis. We recognize an impairment charge to the extent the carrying amount of a deferred cost exceeds the remaining amount of consideration we expect to receive in exchange for the goods and services related to the cost, less the expected costs related directly to providing those goods and services that have not yet been recognized as expenses. There have been no impairment charges recognized for the year ended December 31, 2018.